UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2015

Item 1.

Schedule of Investments

Consolidated Quarterly Holdings Report
for

Fidelity® Global Strategies Fund

August 31, 2015

1.852679.107
DYS-QTLY-1015

Consolidated Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 57.0%
	Shares	Value
Diversified Emerging Markets Funds - 5.3%
Fidelity Emerging Markets Fund (a)	272,868	$5,880,301
Fidelity Pacific Basin Fund (a)	191,096	4,981,860

TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		10,862,161

Europe Stock Funds - 5.8%
Fidelity Europe Fund (a)	321,179	11,777,630
Foreign Large Blend Funds - 3.2%
iShares MSCI EAFE Index ETF (b)	108,376	6,499,309
Foreign Large Growth Funds - 6.2%
Fidelity International Capital Appreciation Fund (a)	773,966	12,754,966
Japan Stock Funds - 3.6%
Fidelity Japan Smaller Companies Fund (a)	389,524	5,246,894
WisdomTree Japan Hedged Equity ETF (b)	40,600	2,121,756

TOTAL JAPAN STOCK FUNDS		7,368,650

Large Blend Funds - 0.7%
iShares MSCI U.S.A. Momentum Factor ETF	21,400	1,491,580
Large Growth Funds - 7.5%
Fidelity Capital Appreciation Fund (a)	189,843	6,826,756
Fidelity OTC Portfolio (a)	105,074	8,510,965

TOTAL LARGE GROWTH FUNDS		15,337,721

Large Value Funds - 3.7%
Fidelity Value Discovery Fund (a)	325,090	7,642,858
Latin America Stock Funds - 0.3%
iShares MSCI All Peru Capped Index ETF (b)	27,400	634,858
Mid-Cap Blend Funds - 3.0%
Fidelity Event Driven Opportunities Fund (a)	589,426	6,065,198
Mid-Cap Growth Funds - 3.7%
Fidelity Mid-Cap Stock Fund (a)	215,403	7,648,955
Mid-Cap Value Funds - 3.7%
Fidelity Value Strategies Fund (a)	175,913	7,500,941
Pacific Asia ex-Japan Stock Funds - 2.5%
iShares MSCI New Zealand Capped ETF (b)	58,400	1,881,648
Market Vectors Vietnam ETF (b)	194,800	3,171,344

TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		5,052,992

Sector Funds - Communications - 0.1%
SPDR S&P Telecom ETF	4,300	238,564
Sector Funds - Consumer Cyclical - 1.1%
Consumer Discretionary Select Sector SPDR ETF (b)	30,000	2,249,400
Sector Funds - Consumer Defensive - 0.7%
Consumer Staples Select Sector SPDR ETF (b)	32,200	1,523,382
Sector Funds - Energy - 0.6%
Energy Select Sector SPDR ETF (b)	18,600	1,235,598
Sector Funds - Financial - 1.1%
Financial Select Sector SPDR ETF (b)	96,000	2,249,280
Sector Funds - Health - 1.2%
Health Care Select Sector SPDR ETF (b)	35,300	2,488,297
Sector Funds - Industrials - 0.7%
Industrial Select Sector SPDR ETF (b)	26,900	1,379,701
Sector Funds - Natural Resources - 0.3%
Materials Select Sector SPDR ETF	14,900	646,064
Sector Funds - Technology - 1.7%
Technology Select Sector SPDR ETF (b)	87,800	3,532,194
Sector Funds - Utilities - 0.3%
Utilities Select Sector SPDR ETF (b)	13,300	564,718
TOTAL EQUITY FUNDS
(Cost $120,777,834)		116,745,017

Fixed-Income Funds - 37.2%
Emerging Markets Bond Funds - 2.9%
Fidelity New Markets Income Fund (a)	324,360	4,836,201
Market Vectors Emerging Markets Local Currency Bond ETF	57,600	1,035,648

TOTAL EMERGING MARKETS BOND FUNDS		5,871,849

High Yield Bond Funds - 2.0%
iShares iBoxx $ High Yield Corporate Bond ETF (b)	46,800	4,036,032
Intermediate Government Funds - 16.9%
iShares 3-7 Year Treasury Bond ETF (b)	281,600	34,763,519
Intermediate-Term Bond Funds - 2.2%
PIMCO Dynamic Credit Income Fund	240,000	4,528,800
Long Government Bond Funds - 8.5%
iShares 10-20 Year Treasury Bond ETF	54,300	7,331,586
iShares 20+ Year Treasury Bond ETF (b)	83,100	10,090,002

TOTAL LONG GOVERNMENT BOND FUNDS		17,421,588

Sector Funds - Real Estate - 2.2%
Fidelity Real Estate Income Fund (a)	396,049	4,554,564
World Bond Funds - 2.5%
SPDR Barclays Capital International Treasury Bond ETF (b)	99,300	5,144,733
TOTAL FIXED-INCOME FUNDS
(Cost $76,303,758)		76,321,085

Other - 3.3%
Commodity Funds - Energy - 1.7%
United States Oil Fund LP ETF (c)	215,553	3,425,137
Exchange - Traded Notes - Agriculture - 1.6%
iPath Bloomberg Grains Total Return Sub-Index ETN (issued by Barclays Bank PLC, maturity date 10/22/37) (c)	98,166	3,165,854
TOTAL OTHER
(Cost $6,614,597)		6,590,991
	Maturity Amount	Value

Cash Equivalents - 2.2%
Investments in repurchase agreements in a joint trading account at 0.15%, dated 8/31/15 due 9/1/15 (Collateralized by U.S. Treasury Obligations) #
(Cost $4,519,000)	4,519,019	4,519,000
	Shares	Value

Money Market Funds - 17.9%
Money Market Funds - 17.9%
Fidelity Cash Central Fund, 0.15% (d)	56,446	56,446
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (a)(e)	188,081	188,081
Fidelity Securities Lending Cash Central Fund, 0.19% (d)(f)	36,519,125	36,519,125
TOTAL MONEY MARKET FUNDS
(Cost $36,763,652)		36,763,652
TOTAL INVESTMENT PORTFOLIO - 117.6%
(Cost $244,978,841)		240,939,745
NET OTHER ASSETS (LIABILITIES) - (17.6)%		(36,017,003)
NET ASSETS - 100%		$204,922,742

Security Type Abbreviations

ETF – Exchange-Traded Fund

ETN – Exchange-Traded Note

Legend

 (a) Affiliated Fund

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$262
Fidelity Securities Lending Cash Central Fund	60,076
Total	$60,338

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Capital Appreciation Fund	$7,238,716	$--	$--	$--	$6,826,756
Fidelity Emerging Markets Fund	6,778,036	--	--	--	5,880,301
Fidelity Europe Fund	13,852,184	--	1,100,000	--	11,777,630
Fidelity Event Driven Opportunities Fund	6,718,969	35,764	--	7,036	6,065,198
Fidelity Institutional Money Market Portfolio Institutional Class	188,009	72	--	72	188,081
Fidelity International Capital Appreciation Fund	14,636,162	--	1,100,000	--	12,754,966
Fidelity Japan Smaller Companies Fund	5,371,542	--	--	--	5,246,894
Fidelity Mid-Cap Stock Fund	8,067,395	599,771	--	12,562	7,648,955
Fidelity New Markets Income Fund	4,969,815	62,450	--	62,450	4,836,201
Fidelity OTC Portfolio	8,998,507	--	--	--	8,510,965
Fidelity Pacific Basin Fund	5,553,235	--	--	--	4,981,860
Fidelity Real Estate Income Fund	4,641,168	50,916	--	50,916	4,554,564
Fidelity Value Discovery Fund	8,215,015	--	--	--	7,642,858
Fidelity Value Strategies Fund	8,141,265	--	--	--	7,500,941
Total	$103,370,018	$748,973	$2,200,000	$133,036	$94,416,170

Consolidated Subsidiary

	Value, beginning of period	Purchases	Sales Proceeds	Dividend income	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$21,590	$5,563,000	$2,470,000	$ --	$3,225,440

The Fund may invest in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of August 31, 2015, the Fund held $3,225,440 in the Subsidiary, representing 1.6% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$4,519,000 due 9/01/15 at 0.15%
Commerz Markets LLC	$4,519,000

Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $246,316,721. Net unrealized depreciation aggregated $5,373,836, of which $3,529,268 related to appreciated investment securities and $8,903,104 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 29, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 29, 2015